Commitments and Contingencies - Summary of commercial agreement (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2021	$ 16,389
2022	27,436
2023	28,423
2024	31,000
2025	33,000
Total non-cancelable purchase commitments	$ 136,248